6. Subsequent Events	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were issued and determined there are the following items to disclose:

On October 26, 2017, pursuant to the Agreement and Plan of Merger dated July 10, 2017, the change of domicile from the State of New Jersey to the State of Nevada became effective in accordance with Articles of Merger filed with the State of Nevada and the Certificate of Merger filed with the State of New Jersey.